Debt (Narrative) (Detail) $ in Thousands						3 Months Ended	6 Months Ended
	May. 01, 2015 USD ($)	Apr. 01, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 26, 2014 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 01, 2014 USD ($) Shareholder	Jan. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)	Jan. 01, 2011 USD ($)
Debt Instrument [Line Items]
Other long-term liabilities				$ 252			$ 73
Secured term loan			$ 20,000	14,019		$ 20,000	19,550
Subordinated notes payable				$ 635
Debt issuance cost					$ 2,700	600	$ 600
Athas [Member] | Promissory note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount								$ 12,000
Debt instrument, stated percentage				12.00%				11.00%
Subordinated notes payable				$ 600
Number of previous shareholders representing sellers | Shareholder								20
Debt instrument, periodic principal payment				1,000
Athas [Member] | Promissory note [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Debt instrument, periodic principal payment		$ 1,000
Debt instrument, periodic interest payment	$ 300
Palladium For Surgery Dallas LLC [Member] | Promissory note [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount													$ 2,100
Other long-term liabilities				400
Palladium For Surgery Dallas LLC [Member] | Promissory note [Member] | March 2013 Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, principal balance at period end										$ 1,700
Debt instrument, stated percentage									6.25%	5.25%
Palladium For Surgery Dallas LLC [Member] | Promissory note [Member] | December 2014 Amendment[Member]
Debt Instrument [Line Items]
Debt instrument, principal balance at period end				$ 400
Debt instrument, stated percentage				6.25%
Spring Northwest Management LLC [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount											$ 900
Debt instrument, principal balance at period end				$ 700
Debt instrument, stated percentage											5.50%
Willowbrook Imaging LLC [ Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount									$ 800
Debt instrument, principal balance at period end				700
Debt instrument, stated percentage									3.65%
Term Loan From General Electric Capital Corporation [Member]
Debt Instrument [Line Items]
Secured term loan			$ 20,000			$ 20,000
Debt instrument effective interest rate							4.70%
Debt instrument maturity date			Mar. 31, 2020
Term Loan From General Electric Capital Corporation [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
LIBOR plus interest rate			4.00%
Term Loan [Member] | Athas [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage												4.00%
Secured term loan				$ 100								$ 500